Fair Value Measurement (Tables)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants

The assumptions used for the Black-Scholes option pricing model for liability-classified stock purchase warrants are as follows:

June 2024 Warrants	March 31, 2025	November 2024 Modification
Expected term (years)	4.2 years	4.6 years
Risk-free interest rate	3.9%	4.4%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%

November 2024 Warrants	March 31, 2025	November 2024 Issuance
Expected term (years)	4.6 years	5.0 years
Risk-free interest rate	3.9%	4.2%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%

Pre-funded Warrants	March 31, 2025	December 2024 Issuance
Expected term (years)	4.7 years	5.0 years
Risk-free interest rate	3.9%	4.3%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%

The assumptions used for the Monte Carlo simulation model for liability-classified stock purchase warrants and the embedded derivative liability issued in connection with a convertible note are as follows:

December 2024 Warrants	March 31, 2025	December 2024 Issuance
Expected term (years)	4.7 years	5.0 years
Risk-free interest rate	3.9%	4.3%
Expected volatility	113.8%	113.8%
Expected dividend yield	0.0%	0.0%
Probability of a fundamental event	10.0%	10.0%

Embedded Derivative Liability	March 31, 2025	December 2024 Issuance
Expected term (years)	0.7 years	1.0 years
Risk-free interest rate	4.2%	4.3%
Expected volatility	160.8%	157.5%
Expected dividend yield	0.0%	0.0%
Conversion discount	10.0%	10.0%
Interest rate	10.0%	10.0%
Redemption premium	$50,000	$50,000

The assumptions used for the Black-Scholes option pricing model for liability-classified stock purchase warrants are as follows:

June 2024 Warrants	December 31, 2024	November 2024 Modification
Expected term (years)	4.4 years	4.6 years
Risk-free interest rate	4.4%	4.4%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%

November 2024 Warrants	December 31, 2024	November 2024 Issuance
Expected term (years)	4.9 years	5.0 years
Risk-free interest rate	4.2%	4.2%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%

Pre-funded Warrants	December 31, 2024	December 2024 Issuance
Expected term (years)	5.0 years	5.0 years
Risk-free interest rate	4.3%	4.3%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%
December 2024 Warrants	December 31, 2024	December 2024 Issuance
Expected term (years)	5.0 years	5.0 years
Risk-free interest rate	4.3%	4.3%
Expected volatility	114.2%	113.8%
Expected dividend yield	0.0%	0.0%
Probability of a fundamental event	10.0%	10.0%

Embedded Derivative Liability	December 31, 2024	December 2024 Issuance
Expected term (years)	0.9 years	1.0 years
Risk-free interest rate	4.2%	4.3%
Expected volatility	156.2%	157.5%
Expected dividend yield	0.0%	0.0%
Conversion discount	10.0%	10.0%
Interest rate	10.0%	10.0%
Redemption premium	$50,000	$50,000

Schedule of Company’s Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis as of March 31, 2025:

	Quoted Price in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance at March 31,
	(Level 1)	(Level 2)	(Level 3)	2025
Liabilities
June 2024 Warrant	—	—	1,648,465	1,648,465
November 2024 Warrant	—	—	3,850,947	3,850,947
Pre-funded warrant liabilities	—	—	16,091,019	16,091,019
Private Placement Warrants	—	—	35,845,993	35,845,993
Embedded derivative liability	—	—	280,340	280,340
Total liabilities	$—	$—	$57,716,764	$57,716,764

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Quoted Price in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Balance at December 31,
	(Level 1)	(Level 2)	(Level 3)	2024
Liabilities
June 2024 Warrant	—	—	5,333,794	5,333,794
November 2024 Warrant	—	—	12,467,515	12,467,515
Pre-funded warrant liabilities	—	—	52,682,426	52,682,426
Private Placement Warrants	—	—	94,286,790	94,286,790
Embedded derivative liability	—	—	847,753	847,753
Total liabilities	$—	$—	$165,618,278	$165,618,278

Schedule of Warrants Measured at Fair Value Using Level 3 Inputs

The following table provides a reconciliation of the warrants measured at fair value using Level 3 inputs:

	Embedded Derivative Liability	June 2024 Warrant	November 2024 Warrant	Pre-funded Warrant	Common Stock Warrant

Balance at January 1, 2025	$847,753	$5,333,794	$12,467,515	$52,682,426	$94,286,790
Subtractions	-	-	-	(3,055,814)	-
Change in fair value	(567,413)	(3,685,329)	(8,616,568)	(33,535,593)	(58,440,797)
Ending balance, March 31, 2025	$280,340	$1,648,465	$3,850,947	$16,091,019	$35,845,993

The following table provides a reconciliation of the warrants measured at fair value using Level 3 inputs:

	Embedded Derivative Liability	June 2024 Warrant	November 2024 Warrant	Pre-funded Warrant	Common Stock Warrant

Balance at October 1, 2024	$—	$—	$—	$—	$—
Additions	222,865	283,293	663,408	5,085,682	18,153,362
Change in fair value	624,888	5,050,501	11,804,107	47,596,744	76,133,428
Ending balance, December 31, 2024	$847,753	$5,333,794	$12,467,515	$52,682,426	$94,286,790